Income Taxes (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current:
Total current income tax expense	$ 12,649	$ 7,257	$ 17,775
Deferred:
Total deferred income tax expense (benefit)	(1,978)	4,148	3,816
Income tax expense	10,671	11,405	21,591
Taiwan operations - based on statutory tax rate of 17% [Member]
Current:
Total current income tax expense	6,451	1,467	8,928
Deferred:
Total deferred income tax expense (benefit)	(2,033)	4,527	3,633
Taiwan operations - 10% of surtax [Member]
Current:
Total current income tax expense	5,733	5,405	8,398
Deferred:
Total deferred income tax expense (benefit)	(1)	(287)	186
US operations [Member]
Current:
Total current income tax expense	107	24	83
Deferred:
Total deferred income tax expense (benefit)	10	(18)	3
China operations [Member]
Current:
Total current income tax expense	308	338	347
Deferred:
Total deferred income tax expense (benefit)	61	(68)	(2)
Korea operations [Member]
Current:
Total current income tax expense	43	17	12
Deferred:
Total deferred income tax expense (benefit)	(15)	(6)	(4)
Japan operations [Member]
Current:
Total current income tax expense	$ 7	$ 6	$ 7